Supplement dated January 6, 2003 to the Prospectus dated May 1, 2002 for the Pacific Value for Prudential Securities, a variable annuity contract issued by Pacific Life Insurance Company

The portfolio sub-adviser for the Value Portfolio has changed.	The chart under “Your Investment Options” is amended by replacing information regarding the Value Portfolio with the following:

PRUDENTIAL SERIES FUND PORTFOLIO	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	PORTFOLIO SUB-ADVISER
Value	Capital appreciation.	Common stocks believed to be undervalued.	Jennison Associates LLC

PVPSUP0103